Non-Interest Income and Expenses	12 Months Ended
Dec. 31, 2011
Non-Interest Income And Expenses
Non-Interest Income and Expenses
13.	Non-Interest Income and Expenses

Non-interest income and non-interest expenses for the years ended December 31 consist of the following:

	2011	2010	2009
Non-interest income:
Service charges on deposit accounts	$2,586,518	$2,635,334	$2,615,542
Commissions and fees on sales
of non-banking products	19,422,025	17,498,748	15,836,266
Cash surrender value increase	646,675	601,684	696,916
Gain on sale of loans	487,628	651,656	343,622
Other	1,511,483	1,500,888	1,391,984
Total non-interest income	$24,654,329	$22,888,310	$20,884,330

Non-interest expenses:
Salaries and employee benefits	$23,065,164	$21,445,701	$20,425,328
Building occupancy and equipment	4,838,369	4,996,850	4,748,134
FDIC and N.Y.S. assessment	609,682	860,121	1,121,204
Advertising	619,999	529,901	542,817
Postage and telephone	694,607	672,276	681,307
Director compensation	275,854	297,021	243,185
Professional fees	425,456	294,875	386,333
Consultant Fees	1,258,856	1,031,920	780,977
Travel and meetings	951,118	814,600	752,836
Insurance	374,539	321,423	344,388
Dues and subscriptions	212,434	207,287	167,944
Service fees	923,804	795,712	720,755
ORE expenses	129,672	57,476	38,423
Contributions	130,794	109,341	87,497
Sales tax	6,921	4,602	4,279
Other	838,792	755,942	674,079
Intangible amortization	390,706	411,990	470,070
Total non-interest expenses	$35,746,767	$33,607,038	$32,189,556